Stockholder’s Equity (Details) - Schedule of Stock Option Valuation Assumptions - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Stock Option Valuation Assumptions [Line Items]
Common stock fair value (in Dollars per share)	$ 9.18
Risk-free interest rate	3.50%
Expected volatility	111.00%
Expected term (in years)	6 years 1 month 6 days
Expected dividend yield	0.00%